Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Other payables	$ 2,754,305	$ 114,352
Interest payable	33,917	3,573
Wages payable	55,839	48,100
Accrued expenses	15,000
Total	$ 2,859,061	$ 166,025